Citi

100 Summer St., Suite 1500

Boston, Massachusetts 02110

July 9, 2015

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (the “Registrant”)

File Nos. 033-87762, 811-08918 Filing pursuant to Rule 497(c)

Dear Sir or Madam:

On behalf of the above referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectuses supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 1, 2015 (Accession No. 0001193125-15-242539), which is incorporated herein by reference.

Please feel free to contact the undersigned at 617-824-1215 if you have questions in connection with this filing.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes Secretary to the Registrant

cc:	Laura Corsell – McCarter & English, LLP
Don Felice – McCarter & English, LLP
Colette Bergman – Hirtle, Callaghan & Co. LLC